UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  666 5th Avenue, 35th Floor
          New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, August 15, 2011

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   28
                                                ---------------

Form 13F Information Table Value Total:             $168,673
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                  TITLE OF              VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER
  NAME OF ISSUER                   CLASS     CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
  --------------                   -----     -----     --------  -------    ---   ----  ----------  --------   ----    ------   ----
ADOLOR CORP                        COM       00724X102   1,164     585,042  S/H         OTHER          1        -      585,042   -
AETNA INC                          COM       00817Y108   8,404     190,599  S/H         OTHER          1        -      190,599   -
ASSISTED LIVING CONCEPTS INC       CL A      04544X300   1,915     114,140  S/H         OTHER          1        -      114,140   -
BIOMARIN PHARMACEUTICA COM         COM       09061G101   6,309     231,876  S/H         OTHER          1               231,876
BOSTON SCIENTIFIC                  COM       101137107   6,201     897,367  S/H         OTHER          1        -      897,367   -
CAREFUSION CORP                    COM       14170T101   5,434     200,000  S/H         OTHER          1               200,000
CIGNA CORP COM                     COM       125509109   5,856     113,858  S/H         OTHER          1        -      113,858   -
COMMUNITY HEALTH SYSTEMS           COM       203668108   5,863     228,306  S/H         OTHER          1        -      228,306   -
COVENTRY HEALTH CARE INC           COM       222862104   5,737     157,302  S/H         OTHER          1        -      157,302   -
CUTERA INC                         COM       232109108     908     106,442  S/H         OTHER          1        -      106,442   -
EMERITUS CORP                      COM       291005106   3,949     185,821  S/H         OTHER          1        -      185,821   -
EXPRESS SCRIPTS INC COM            COM       302182100   8,078     149,657  S/H         OTHER          1        -      149,657   -
GILEAD SCIENCES INC                COM       375558103  10,007     241,662  S/H         OTHER          1        -      241,662   -
HCA HOLDINGS INC                   COM       40412C101  10,260     310,904  S/H         OTHER          1        -      310,904   -
HEALTH MGMT ASSOC INC CL A         CL A      421933102   7,946     737,118  S/H         OTHER          1        -      737,118   -
HEALTHSOUTH CORP                   COM       421924309   5,885     224,207  S/H         OTHER          1        -      224,207   -
IMMUCOR INC                        COM       452526106   4,386     214,789  S/H         OTHER          1        -      214,789   -
LIFEPOINT HOSPITALS COM            COM       53219L109   2,932      75,028  S/H         OTHER          1        -       75,028   -
ORCHID CELLMARK INC                COM       68573C107  10,829   3,923,498  S/H         OTHER          1        -    3,923,498   -
RTI BIOLOGICS INC                  COM       74975N105   4,739   1,748,639  S/H         OTHER          1        -    1,748,639   -
SANOFI-AVENTIS                     ADR       80105N105  11,014     274,178  S/H         OTHER          1        -      274,178   -
SERVICE CORPORATION INTERNATIONAL  COM       817565104   1,507     129,044  S/H         OTHER          1        -      129,044   -
SOLTA MEDICAL, INC                 COM       83438K103   1,280     463,630  S/H         OTHER          1        -      463,630   -
STEWART ENTERPRISES INC            CL A      860370105   4,316     591,187  S/H         OTHER          1        -      591,187   -
SYNERON MEDICAL LTD                ORD SHS   M87245102   2,164     178,417  S/H         OTHER          1        -      178,417   -
TEVA PHARM ADR                     ADR       881624209  11,922     247,235  S/H         OTHER          1        -      247,235   -
WELLPOINT                          COM       94973V107  15,490     196,644  S/H         OTHER          1        -      196,644   -
ZIMMER HLDGS                       COM       98956P102   4,178      66,105  S/H         OTHER          1        -       66,105   -
